Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Receivable [Abstract]
Government authorities	$ 212	$ 378
Accrued income-IIA	208	71
Consumables	442	306
Prepaid expenses and other	672	672
Other accounts receivable	$ 1,534	$ 1,427